Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2021	2020
Balance at beginning of year	$85,000	$120,000
Liabilities accrued for warranties issued during the year	74,555	140,847
Warranty claims paid during the period	(65,592)	(102,150)
Changes in liability for pre-existing warranties during the year	(18,963)	(73,697)
Balance at end of year	$75,000	$85,000